Schedule of operating lease obligation (Details) $ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Operating Lease Obligation
Current portion	$ 18	$ 25	$ 49